Investment Objectives and Goals - The Cook & Bynum Fund	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	The Cook & Bynum Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term growth of capital.